Note 3 - Securities - Summary of Securities in a Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale securities, less than 12 months, gross unrealized losses	$ 1,597	$ 6
Available-for-sale securities, less than 12 months, fair value	142,678	2,616
Available-for-sale securities, greater than 12 months, gross unrealized losses	90	0
Available-for-sale securities, greater than 12 months, fair value	1,805	0
Available-for-sale securities, gross unrealized losses	1,687	6
Available-for-sale securities, fair value	144,483	2,616
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	485	1
Available-for-sale securities, less than 12 months, fair value	38,544	413
Available-for-sale securities, greater than 12 months, gross unrealized losses	0	0
Available-for-sale securities, greater than 12 months, fair value	1,805	0
Available-for-sale securities, gross unrealized losses	485	1
Available-for-sale securities, fair value	40,349	413
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	1,095	5
Available-for-sale securities, less than 12 months, fair value	101,651	2,203
Available-for-sale securities, greater than 12 months, gross unrealized losses	90	0
Available-for-sale securities, greater than 12 months, fair value	0	0
Available-for-sale securities, gross unrealized losses	1,185	5
Available-for-sale securities, fair value	101,651	2,203
Other Debt Obligations [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	0	0
Available-for-sale securities, less than 12 months, fair value	0	0
Available-for-sale securities, greater than 12 months, gross unrealized losses	0	0
Available-for-sale securities, greater than 12 months, fair value	0	0
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities, fair value	0	$ 0
US Government Agencies Debt Securities [Member]
Available-for-sale securities, less than 12 months, gross unrealized losses	17
Available-for-sale securities, less than 12 months, fair value	2,483
Available-for-sale securities, greater than 12 months, gross unrealized losses	0
Available-for-sale securities, greater than 12 months, fair value	0
Available-for-sale securities, gross unrealized losses	17
Available-for-sale securities, fair value	$ 2,483